1933 Act File No. 2-62285
                                                    1940 Act File No. 811-2550

                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                               Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                 ----

      Pre-Effective Amendment No.         ...........................

      Post-Effective Amendment No.   _41__..................        X

                                   -------                       ----

                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X
                                                                       ----

      Amendment No.   _28_   ...................................          X
                    ---------                                          ----

                          MONEY MARKET TRUST

          (Exact Name of Registrant as Specified in Charter)

    Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
               (Address of Principal Executive Offices)

                            (412) 288-1900

                    (Registrant's Telephone Number)

                      John W. McGonigle, Esquire,
                      Federated Investors Tower,

                  Pittsburgh, Pennsylvania 15222-3779
                (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X_ on September 30, 1997 pursuant to paragraph (b)

    60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph (a) (i). 75 days after filing pursuant to paragraph
    (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule
    485.

If appropriate, check the following box:

 __ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

    filed the Notice required by that Rule on September 15, 1997; or intends to file the Notice required by that Rule on or about
    ____________; or

 X during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                                                Copies to:

Matthew G. Maloney, Esquire
Dickstein, Shapiro & Morin, L.L.P.

2101 L Street, N.W.
Washington, D.C.  20037

                                           CROSS-REFERENCE SHEET

         This Amendment to the Registration Statement of Money Market Trust is comprised of the following:


PART A.         INFORMATION REQUIRED IN A PROSPECTUS.

                                                              Prospectus Heading

                                                              (RULE 404(C) CROSS REFERENCE)

Item 1.           Cover Page..................................Cover Page.
Item 2.           Synopsis....................................Summary of Trust Expenses.
Item 3.           Condensed Financial
                  Information                                 Financial Highlights.
Item 4.           General Description of

                  Registrant..................................General Information; Investment Information;
                                                              Investment Objective; Investment Policies;
                                                              Investment Limitations; Investment Risks;
                                                              Performance Information.

Item 5.           Management of the Fund......................Trust Information; Management of the Trust;
                                                              Distribution of Shares; Administration of the Trust.
Item 6.           Capital Stock and Other

                  Securities..................................Dividends; Capital Gains; Account and Share
                                                              Information; Voting Rights; Tax Information;
                                                              Federal Income Tax; State, Local Taxes and
                                                              Confirmations and Account Statements.

Item 7.           Purchase of Securities Being

                  Offered.....................................Net Asset Value; How to Purchase Shares; Purchasing
                                                              Shares by Wire; Automatic Investments; Purchasing
                                                              Shares by Check; Subaccounting Services.

Item 8.           Redemption or Repurchase....................How to Redeem Shares; Redeeming Shares By Mail;
                                                              Redeeming Shares by Telephone; Accounts With Low
                                                              Balances.

Item 9.           Pending Legal Proceedings...................None.





PART B.         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.          Cover Page..................................Cover Page.
Item 11.          Table of Contents...........................Table of Contents.
Item 12.          General Information and
                  History                                     Not Applicable.
Item 13.          Investment Objectives and

                  Policies....................................Investment Policies; Investment Limitations.
Item 14.          Management of the Fund......................Money Market Trust Management.
Item 15.          Control Persons and Principal
                  Holders of Securities                       Share Ownership.
Item 16.          Investment Advisory and Other

                  Services....................................Investment Advisory Services; Other Services.
Item 17.          Brokerage Allocation........................Brokerage Transactions.
Item 18.          Capital Stock and Other
                  Securities                                  Massachusetts Partnership Law.
Item 19.          Purchase, Redemption and

                  Pricing of Securities

                  Being Offered...............................Determining Net Asset Value; Redemption in Kind.
Item 20.          Tax Status..................................The Trust's Tax Status.
Item 21.          Underwriters                                Not Applicable.
Item 22.          Calculation of Performance
                  Data........................................Performance Information; Yield; Effective Yield;
                                                              Total Return; Performance Comparisons.

Item 23.          Financial Statements........................Filed in Part A.


MONEY MARKET TRUST

PROSPECTUS


The shares of Money Market Trust (the "Trust") offered by this prospectus represent interests in an open-end, management investment company (a mutual fund). The Trust invests in short-term money market securities to achieve current income consistent with stability of principal.



THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE TRUST ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE TRUST WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Trust. Keep this prospectus for future reference.



The Trust has also filed a Statement of Additional Information dated September 30, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE

CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1997



TABLE OF CONTENTS

 Summary of Trust Expenses       1
 Financial Highlights            2
 General Information             3
 Investment Information          3
 Investment Objective            3
 Investment Policies             3
 Investment Risks                5
 Investment Limitations          5
 Trust Information               5
 Management of the Trust         5
 Distribution of Shares          6
 Administration of the Trust     6
 Net Asset Value                 6
 How to Purchase Shares          6
 Purchasing Shares by Wire       7
 Automatic Investments           7
 Purchasing Shares by Check      7
 Subaccounting Services          7
 How to Redeem Shares            7
 Redeeming Shares by Telephone   7
 Redeeming Shares by Mail        8
 Account and Share Information   8
 Dividends                       8
 Capital Gains                   8
 Confirmations and
 Account Statements              8
 Accounts with Low Balances      8
 Voting Rights                   8
 Tax Information                 8
 Federal Income Tax              8
 State and Local Taxes           9
 Performance Information         9
 Financial Statements           10
 Independent Auditors' Report   19


SUMMARY OF TRUST EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) (As a percentage of average net assets) Management Fee (after waiver)(1)


                             SHAREHOLDER TRANSACTION EXPENSES

         Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) None Maximum Sales Charge Imposed on Reinvested
Dividends (as a percentage of offering price) None Contingent Deferred
Sales Charge (as a percentage of original purchase price

   or redemption proceeds, as applicable)                                                      None

Redemption Fee (as a percentage of amount redeemed, if applicable)                             None

Exchange Fee                                                                                   None

     ANNUAL OPERATING EXPENSES

Management Fee (after waiver)(1)                                                               0.27%
12b-1 Fee                                                                                      None
Total Other Expenses                                                                           0.19%

    Shareholder Services Fee (after waiver)(2)                                          0.05%
Total Operating Expenses(3)                                                                    0.46%

(1) The management fee has been reduced to reflect the waiver of a portion of the management fee. The maximum management fee is 0.40%.

(2) The shareholder services fee has been reduced to reflect the waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.79% absent the waivers of portions of the management fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



 EXAMPLE

 You would pay the following expenses on a $1,000 investment, assuming
 (1) 5% annual return and (2) redemption at the end of each time period.

 1 Year                                                                                         $ 5
 3 Years                                                                                        $15
 5 Years                                                                                        $26
 10 Years                                                                                       $58


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the of Independent Auditors' Report on page 19.



                                                         YEAR ENDED JULY 31,

                        1997      1996     1995     1994     1993     1992     1991      1990        1989       1988
 NET ASSET             $ 1.00    $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00     $ 1.00     $ 1.00      $ 1.00
 VALUE,

 BEGINNING OF

 PERIOD

 INCOME FROM

 INVESTMENT
 OPERATIONS

 Net investment          0.05      0.05     0.05     0.03     0.03     0.04     0.07       0.08       0.09       0.07
 income
 LESS
 DISTRIBUTIONS

 Distributions          (0.05)    (0.05)   (0.05)   (0.03)   (0.03)   (0.04)   (0.07)     (0.08)     (0.09)      (0.07)
 from net investment

 income

 NET ASSET             $ 1.00    $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00     $ 1.00     $ 1.00      $ 1.00
 VALUE, END OF
 PERIOD

 TOTAL                   5.19%     5.31%    5.42%    3.18%    3.00%    4.49%    7.05%      8.43%      8.93%       6.94%
 RETURN(A)
 RATIOS TO
 AVERAGE NET

 ASSETS

 Expenses                0.46%     0.46%    0.46%    0.46%    0.46%    0.46%    0.46%      0.46%      0.45%       0.45%
 Net investment          5.09%     5.22%    5.32%    3.11%    2.98%    4.40%    6.88%      8.14%      8.58%       6.72%
 income
 SUPPLEMENTAL
 DATA

 Net assets,         $464,012  $513,687 $507,272 $539,983 $712,577 $943,893 $956,538 $1,189,023 $1,649,683  $1,685,914
 end of period
 (000 omitted)

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION



The Trust was established as a Massachusetts business trust under a Declaration of Trust dated July 24, 1978. The Trust is designed for institutional investors such as banks, fiduciaries, custodians of public funds, and similar institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term money market securities. A minimum initial investment of $25,000 over a 90-day period is required.
The Trust attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE



The investment objective of the Trust is stability of principal and current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus. The investment policies and limitations set forth below unless otherwise indicated cannot be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any
material change in these policies becomes effective.      INVESTMENT
POLICIES

The Trust pursues its investment objective by investing in a portfolio of money market securities maturing in one year or less. As a matter of operating policy, which may be changed without shareholder approval, the Trust will limit the average maturity of its portfolio to 90 days or less, in order to meet regulatory requirements. The Trust may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations.

ACCEPTABLE INVESTMENTS

The Trust invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

   * domestic issues of corporate debt obligations, including variable rate demand notes;

   * commercial paper (including Canadian Commercial Paper and
   Europaper); * certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");

   * short-term credit facilities;
   * asset-backed securities;

   * obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities; and

   * other money market instruments.

The Trust invests only in instruments denominated and payable in U.S.
dollars.

VARIABLE RATE DEMAND NOTES

Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Trust with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Trust to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Trust to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Trust treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Trust may next tender the security for repurchase.

BANK INSTRUMENTS



The Trust only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund or the Savings Association Insurance Fund. Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Trust will treat securities credit enhanced with a bank's letter of credit as
Bank Instruments.      ASSET-BACKED SECURITIES

Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in special purpose trusts, limited partnership interests, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer.

SHORT-TERM CREDIT FACILITIES

The Trust may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. The Trust treats any commitments to provide such advances as a standby commitment to purchase the borrower's notes.

REPURCHASE AGREEMENTS

Certain securities in which the Trust invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.

CREDIT ENHANCEMENT



Certain of the Trust's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the
Trust and affect its share price.      DEMAND FEATURES

The Trust may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Trust. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Trust uses these arrangements to provide the Trust with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.



The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES

The Trust may invest in restricted securities. Restricted securities are any securities in which the Trust may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. However, the Trust will limit investments in illiquid securities, including certain restricted securities (except for Section 4(2) commercial paper, which can be purchased without limitation), non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its total assets.

INVESTMENT RISKS

ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Trust's adviser in selecting investments for the Trust.

INVESTMENT LIMITATIONS

The Trust will not borrow money or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings.



TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Trust are made by Federated Research, the Trust's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES



The adviser receives an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. In addition, under the investment advisory contract, the advisor will waive the amount, limited to the amount of the advisory fee, by which the Trust's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Trust and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses, exceed 0.45% of its average daily net assets.

ADVISER'S BACKGROUND

Federated Research, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Research and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions
nationwide.      Both the Trust and the adviser have adopted strict
codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Trust. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES



The Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Trust's investment adviser or its affiliates.

ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

 MAXIMUM           AVERAGE AGGREGATE
   FEE             DAILY NET ASSETS

[C]     [S]

 0.150%      on the first $250 million
 0.125%       on the next $250 million
 0.100%       on the next $250 million
 0.075% on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Trust attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Trust cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Trust reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $25,000. However, an account may be opened with a smaller amount as long as the minimum is reached within 90 days. Minimum investments will be calculated by combining all accounts maintained with the Trust. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Trust before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention:
EDGEWIRE; For Credit to: Money Market Trust; Fund Number (this number can be found on the account statement or by contacting the Trust); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

AUTOMATIC INVESTMENTS

Investors may establish accounts with their financial institutions to have cash accumulations automatically invested in the Trust. The investments may be made on predetermined dates or when the investor's account reaches a certain level. Participating financial institutions are responsible for prompt transmission of orders relating to the program, and they may charge for their services. Investors should read this prospectus along with the financial institution's agreement or literature describing these services and fees.

PURCHASING SHARES BY CHECK



Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Money Market Trust. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

SUBACCOUNTING SERVICES

Financial institutions are encouraged to open single master accounts. A subaccounting system is available through the transfer agent to minimize internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Trust shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE

Redemptions in any amount may be made by calling the Trust provided the Trust has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 3:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Trust, it may be liable for losses due to
unauthorized or fraudulent telephone instructions.     In the event of
drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Trust shall determine it necessary to terminate or modify the telephone redemption
privilege, shareholders would be promptly notified.      REDEEMING
SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to:
Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Trust name; the account name as registered with the Trust; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Trust does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Trust unless cash payments are requested by writing to the Trust. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Trust does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Trust will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.



CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions. In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Trust will not issue share certificates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS

Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES



In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Trust shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Trust would be subject to such taxes if owned directly by residents of those jurisdictions. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION



From time to time, the Trust advertises its yield, effective yield and total return.



Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in the Trust after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Trust may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's performance to certain indices.

PORTFOLIO OF INVESTMENTS

MONEY MARKET TRUST


JULY 31, 1997


      PRINCIPAL

       AMOUNT                                                                            VALUE

 SHORT-TERM NOTES--10.1%

 FINANCE - AUTOMOTIVE--0.9%

 $          4,230,205 Chase Manhattan Auto Owner Trust 1997-A, 5.545%, 4/10/1998     $    4,230,205
 FINANCE - EQUIPMENT--3.7%
            1,486,351 Capita Equipment Receivables Trust 1996-1, 5.600%, 10/15/1997       1,486,351
           15,475,511 Caterpillar Financial Asset Trust 1997-A, 5.791%, 5/25/1998        15,475,511

                        TOTAL                                                            16,961,862

 INSURANCE--5.5%

           18,336,625 Arcadia Auto Receivables Trust 1997-B, (FSA Gtd.) 5.743%,          18,336,625
                      6/15/1998
            2,120,520 Olympic Automobile Receivables Trust 1997-A, (FSA Gtd.)             2,120,520
                      5.500%, 3/15/1998
            5,266,313 WFS Financial Owner Trust 1997-A, (FSA Gtd.) 5.630%,                5,266,313
                      3/20/1998
                        TOTAL                                                            25,723,458
                        TOTAL SHORT-TERM NOTES                                           46,915,525

 CERTIFICATES OF DEPOSIT--5.4%

 BANKING--5.4%

            5,000,000 Mellon Bank N.A., Pittsburgh, 5.850%, 10/7/1997                     5,000,000
           20,000,000 Morgan Guaranty Trust Co., New York, 5.90%, 9/30/1997              20,002,812
                        TOTAL CERTIFICATES OF DEPOSIT                                    25,002,812

 (A)COMMERCIAL PAPER--37.7%

 BROKERAGE--4.5%

            5,000,000 Goldman Sachs Group, LP, 5.608%, 10/9/1997                          4,947,004
           16,000,000 Merrill Lynch & Co., Inc., 5.628% - 5.762%, 8/18/1997 -            15,909,942
                      10/6/1997

                        TOTAL                                                            20,856,946

 FINANCE - COMMERCIAL--22.5%

            7,000,000 Asset Securitization Cooperative Corp., 5.717% - 5.825%,            6,897,205
                      8/18/1997 - 12/3/1997
           15,000,000 CIT Group Holdings, Inc., 5.380% - 5.389%, 8/15/1997 -             14,965,905
                      8/19/1997
           22,632,000 Falcon Asset Securitization Corp., 5.580% - 5.736%, 8/11/1997      22,496,386
                      - 10/27/1997
           21,000,000 General Electric Capital Corp., 5.465% - 5.858%, 8/11/1997 -       20,660,300
                      1/15/1998
           23,000,000 Preferred Receivables Funding Co., (PREFCO), 5.600% - 5.941%,      22,809,819
                      8/12/1997 - 10/29/1997
           17,000,000 Sheffield Receivables Corp., 5.650%-5.660%,                        16,871,298
                      9/16/1997-9/23/1997
                        TOTAL                                                           104,700,913




MONEY MARKET TRUST



      PRINCIPAL

       AMOUNT                                                                            VALUE

 (A)COMMERCIAL PAPER--CONTINUED

 FINANCE - RETAIL--4.5%

 $         13,000,000 Associates Corp. of North America, 5.371% - 5.596%, 8/26/1997  $   12,903,478
                      - 10/28/1997
            8,000,000 New Center Asset Trust, A1+/P1 Series, 5.465% - 5.896%,             7,937,391
                      8/4/1997 - 10/17/1997
                        TOTAL                                                            20,840,869

 OIL & OIL FINANCE--6.2%

           19,000,000 Chevron Transport Corp., (Guaranteed by Chevron Corp.),            18,724,734
                      5.581% - 5.657%, 9/9/1997 - 1/27/1998
           10,000,000 Koch Industries, Inc., 5.901%, 8/1/1997                            10,000,000
                        TOTAL                                                            28,724,734
                        TOTAL COMMERCIAL PAPER                                          175,123,462
 CORPORATE NOTE--3.2%

 BROKERAGE--3.2%

           15,000,000 (b)Goldman Sachs & Co., 5.670%, 10/28/1997                         15,000,000
 (C)VARIABLE RATE OBLIGATIONS--29.1%

 BANKING--15.1%

            3,855,000 500 South Front St. LP, Series A, (Huntington National Bank,        3,855,000
                      Columbus, OH LOC), 5.650%, 8/7/1997

           10,000,000 Bank One, Milwaukee, WI, N.A., 5.510%, 8/5/1997                     9,998,637
           19,570,000 Beverly Hills Nursing Center, Inc., Medilodge Project Series       19,570,000

                      1996, (KeyBank, N.A. LOC), 5.700%, 8/7/1997

           20,815,000 Kenny, Donald R. and Cheryl A., (Huntington National Bank,         20,815,000
                      Columbus, OH LOC), 5.650%, 8/7/1997

            4,900,000 Scranton Times, LP, (PNC Bank, N.A. LOC), 5.690%, 8/4/1997          4,900,000
            5,000,000 Scranton Times, LP, Series 1997, (PNC Bank, N.A. LOC),              5,000,000
                      5.690%, 8/4/1997

            5,990,000 Westminster Village Terre Haute, Inc., (Huntington National         5,990,000
                      Bank, Columbus, OH LOC), 5.650%, 8/7 /1997

                        TOTAL                                                            70,128,637

 ELECTRICAL EQUIPMENT--5.4%

            3,700,000 Alabama State IDA, General Electric Project, (General               3,700,000
                      Electric Co. LOC), 5.600%, 8/7/1997
            3,681,426 Marta Leasing Ltd., (Guaranteed by General Electric Co.),           3,681,426
                      5.690%, 8/4/1997
           17,422,897 Northwest Airlines, Inc., (Guaranteed by General Electric          17,422,897
                      Co.), 5.580%, 8/4/1997
                        TOTAL                                                            24,804,323

 FINANCE - RETAIL--4.3%

           20,000,000 Carco Auto Loan Master Trust, Series 1993-2, Class A1,             20,000,000
                      5.695%, 8/15/1997
 INSURANCE--4.3%

           20,000,000 (b)Peoples Security Life Insurance Company, 5.840%, 9/1/1997       20,000,000
                        TOTAL VARIABLE RATE OBLIGATIONS                                 134,932,960




MONEY MARKET TRUST



      PRINCIPAL

       AMOUNT                                                                            VALUE

 (D)REPURCHASE AGREEMENTS--14.2%
 $          5,000,000 Bear, Stearns and Co., 5.770%, dated 7/31/1997, due 8/1/1997   $    5,000,000

           15,000,000 Chase Government Securities, Inc., 5.870%, dated 7/31/1997,        15,000,000
                      due 8/1/1997

            8,000,000 Fuji Government Securities, Inc., 5.800%, dated 7/31/1997,          8,000,000
                      due 8/1/1997
           15,000,000 Goldman Sachs Group LP, 5.850%, dated 7/31/1997, due 8/1/1997      15,000,000
           15,000,000 Greenwich Capital Markets, Inc., 5.850%, dated 7/31/1997, due      15,000,000

                      8/1/1997

            8,000,000 PaineWebber Group, Inc., 5.790%, dated 7/31/1997, due               8,000,000
                      8/1/1997
                        TOTAL REPURCHASE AGREEMENTS                                      66,000,000
                        TOTAL INVESTMENTS (AT AMORTIZED COST(E)                       $ 462,974,759

(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At July 31, 1997, these securities amounted to$35,000,000 which represents 7.5% of net assets.

(c) Current rate and next reset date shown.

(d) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($464,011,919) at July 31, 1997. The following acronyms are used throughout this portfolio:

FSA --Financial Security Assurance
IDA --Industrial Development Authority
LOC --Letter of Credit
LP --Limited Partnership



(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES

MONEY MARKET TRUST


JULY 31, 1997


 ASSETS:
 Investments in repurchase agreements                                $  66,000,000
 Investments in securities                                             396,974,759
 Total investments in securities, at amortized cost and value                         $ 462,974,759
 Income receivable                                                                        1,845,550
 Receivable for shares sold                                                               1,094,939
   Total assets                                                                         465,915,248
 LIABILITIES:
 Payable for shares redeemed                                                43,481
 Income distribution payable                                             1,623,159
 Payable to Bank                                                           193,037
 Accrued expenses                                                           43,652
   Total liabilities                                                                      1,903,329
 Net Assets for 464,011,919 shares outstanding                                        $ 464,011,919
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
 SHARE:

 $464,011,919 / 464,011,919 shares outstanding                                                $1.00


(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS
MONEY MARKET TRUST



YEAR ENDED JULY 31, 1997


 INVESTMENT INCOME:
 Interest                                                                              $ 27,999,635

 EXPENSES:

 Investment advisory fee                                                $   2,020,387
 Administrative personnel and services fee                                    381,501
 Custodian fees                                                                68,344
 Transfer and dividend disbursing agent fees and                               39,333
 expenses
 Directors'/Trustees' fees                                                     19,299
 Auditing fees                                                                 13,237
 Legal fees                                                                     8,721
 Portfolio accounting fees                                                    104,468
 Shareholder services fee                                                   1,262,741
 Share registration costs                                                      26,154
 Printing and postage                                                          11,603
 Insurance premiums                                                             6,419
 Taxes                                                                         16,302
 Miscellaneous                                                                  8,136
   Total expenses                                                           3,986,645
 Waivers --

   Waiver of investment advisory fee                    $   (662,649)
   Waiver of shareholder services fee                     (1,010,193)
     Total waivers                                                         (1,672,842)
       Net expenses                                                                       2,313,803
         Net investment income                                                         $ 25,685,832


(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS
MONEY MARKET TRUST



                                                                        YEAR ENDED JULY 31,
                                                                    1997                1996

 INCREASE (DECREASE) IN NET ASSETS:

 OPERATIONS--

 Net investment income                                         $     25,685,832   $      25,115,141
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                          (25,685,832)        (25,115,141)
 SHARE TRANSACTIONS--

 Proceeds from sale of shares                                     2,424,533,267       2,528,203,824
 Net asset value of shares issued to shareholders in payment          4,283,370           4,299,023
 of distributions declared
 Cost of shares redeemed                                         (2,478,491,926)    (2,526,087,334)
   Change in net assets resulting from share transactions          (49,675,289)           6,415,513
     Change in net assets                                          (49,675,289)           6,415,513
 NET ASSETS:

 Beginning of period                                                513,687,208         507,271,695
 End of period                                                 $    464,011,919   $     513,687,208



(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

MONEY MARKET TRUST


JULY 31, 1997


ORGANIZATION

Money Market Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The investment objective of the Trust is stability of principal and current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Trust's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/ dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly,

no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Trust will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with
Rule 2a-7 under the Investment Company Act of 1940.     Additional
information on each restricted security held at July 31, 1997 is as follows:

 SECURITY                           ACQUISITION DATE    ACQUISITION COST

 Goldman Sachs & Co.                    7/28/97           $ 15,000,000
 Peoples Security Life Insurance Co.     7/8/97              20,000,000



USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST



The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At July 31, 1997, capital paid-in aggregated $464,011,919.

Transactions in shares were as follows:


                                                        YEAR ENDED JULY 31,
                                                        1997       1996

 Shares sold                                     2,424,533,267       2,528,203,824
 Shares issued to shareholders in payment of         4,283,370           4,299,023
 distributions declared
 Shares redeemed                                (2,478,491,926)     (2,526,087,334)

   Net change resulting from share

   transactions                                    (49,675,289)          6,415,513


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Research, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Trust's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Trust and its shares under federal and state law, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Trust.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INDEPENDENT AUDITOR'S REPORT

To the Board of Trustees and Shareholders of MONEY MARKET TRUST:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Money Market Trust as of July 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended July 31, 1997 and 1996, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 1997 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Money Market Trust as of July 31, 1997, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania
September 9, 1997



[Graphic]

MONEY MARKET TRUST

[Graphic]


PROSPECTUS

SEPTEMBER 30, 1997


An Open-End, Management Investment Company

Federated Investors Tower
Pittsburgh, PA 15222-3779

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Research
Federated Investors Tower
Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and
Trust Company

P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS Deloitte & Touche LLP 2500 One PPG Place
Pittsburgh, PA 15222-5401

Federated Securities Corp., Distributors


Cusip 609900105
8083102A (9/97)



[Graphic]

MONEY MARKET TRUST

STATEMENT OF ADDITIONAL INFORMATION



This Statement of Additional Information should be read with the prospectus of Money Market Trust (the "Trust") dated September 30, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.
FEDERATED INVESTORS TOWER PITTSBURGH, PA 15222-3779     Statement
dated September 30, 1997      [Graphic]

Federated Investors
Federated Securities Corp., Distributor


Cusip 609900105
8083102B (9/97)



TABLE OF CONTENTS

 INVESTMENT POLICIES 1 Acceptable Investments 1 U.S. Government Securities 1 Bank Instruments 1 Ratings 1 When-Issued and Delayed Delivery Transactions 1 Repurchase Agreements 1 Restricted and Illiquid Securities 2 Credit Enhancement 2 INVESTMENT LIMITATIONS 2 Selling Short and Buying on Margin 2 Borrowing Money 2 Pledging Assets 2 Investing in Commodities, Minerals, or Real Estate 2 Underwriting 2 Lending Cash or Securities 2 Acquiring Securities 2 Diversification of Investments 3 Investing in Restricted Securities 3 Investing in New Issuers 3 Investing in Put and Call Options 3 Investing in Foreign Securities 3 Investing in Issuers Whose Securities are Owned by Officers of the Trust 3 Concentration of Investments 3 Regulatory Compliance 3 MONEY MARKET TRUST MANAGEMENT 4 Share Ownership 7 Trustee Compensation 8 Trustee Liability 8 INVESTMENT ADVISORY SERVICES 8 Investment Adviser 8 Advisory Fees 9 BROKERAGE TRANSACTIONS 9 OTHER SERVICES 9 Trust Administration 9 Custodian and Portfolio Accountant 9 Transfer Agent 9 Independent Auditors 9 Shareholder Services 10 DETERMINING NET ASSET VALUE 10 REDEMPTION IN KIND 10 MASSACHUSETTS PARTNERSHIP LAW 10 THE TRUST'S TAX STATUS 11 PERFORMANCE INFORMATION 11 Yield 11 Effective Yield 11 Total Return 11 Performance Comparisons 11 Economic and Market Information 12 ABOUT FEDERATED INVESTORS 12 Mutual Fund Market 12 Institutional Clients 12 Bank Marketing 13 Broker/Dealers and Bank Broker/Dealer Subsidiaries 13

INVESTMENT POLICIES



Unless indicated otherwise, the policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.

U.S. GOVERNMENT SECURITIES

The types of U.S. government securities in which the Trust may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

   * the full faith and credit of the U.S. Treasury;
   * the issuer's right to borrow from the U.S. Treasury;

   * the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

   * the credit of the agency or instrumentality issuing the obligations.

BANK INSTRUMENTS

The instruments of banks and savings associations whose deposits are insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, are not necessarily guaranteed by those organizations. In addition to domestic bank instruments, the Trust may invest in: Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.

RATINGS


A nationally recognized statistical rating organization ("NRSRO") highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch Investors Service, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Trust will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance." WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Trust. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Trust in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Trust's records at the trade date; marked to market daily; and maintained until the transaction is settled. The Trust does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

The Trust believes that under the regular procedures normally in effect for custody of the Trust's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Trust and allow retention or disposition of such securities. The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Trustees. RESTRICTED AND ILLIQUID SECURITIES

The Trust may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Trust, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Trust through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Trust believes that
Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Trust are quite liquid. The Trust intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Trust's investment adviser, as liquid and not subject to the investment limitation applicable to
illiquid securities.      CREDIT ENHANCEMENT

The Trust typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Trust will not treat credit-enhanced securities as being issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Trust to treat securities as having been issued by both the issuer and the credit enhancer.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Trust will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

BORROWING MONEY

The Trust will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling any portfolio securities (any such borrowings under this section will not be collateralized).

PLEDGING ASSETS

The Trust will not pledge securities.

INVESTING IN COMMODITIES, MINERALS, OR REAL ESTATE

The Trust will not invest in commodities, commodity contracts, oil, gas, or other mineral programs or real estate, except that it may purchase money market instruments issued by companies which invest in or sponsor interests therein.

UNDERWRITING

The Trust will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Trust may purchase pursuant to its investment objective, policies, and limitations.

LENDING CASH OR SECURITIES

The Trust will not lend any assets of the Trust, except that it may purchase or hold money market instruments, including repurchase agreements and variable amount and variable rate notes, permitted by its investment objective and policies.

ACQUIRING SECURITIES

The Trust will not acquire the voting securities of any issuers. It will not invest in securities issued by any other investment company, except as part of a merger, consolidation, or other acquisition. It will not invest in securities of a company for the purpose of exercising control or management.

DIVERSIFICATION OF INVESTMENTS

The Trust will not invest more than 5% of its total assets in the securities of any one issuer (except cash or cash items, repurchase agreements, and securities issued by the U.S. government, its agencies, or instrumentalities).

INVESTING IN RESTRICTED SECURITIES

The Trust will not invest more than 10% of its total assets in securities subject to restrictions on resale under the Federal securities laws (except for commercial paper issued under Section 4(2) of the Securities Act of 1933).

INVESTING IN NEW ISSUERS



The Trust will not invest more than 5% of its total assets in securities of unseasoned issuers, including their predecessors which have been in operation for less than three years.

INVESTING IN PUT AND CALL OPTIONS

The Trust will not invest in puts, calls, straddles, spreads, and any combination thereof.

INVESTING IN FOREIGN SECURITIES

The Trust will not invest in foreign securities which are not publicly traded in the United States.

INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS OF THE
TRUST     The Trust will not purchase or retain in its portfolio
securities issued by an issuer, any of whose officers, directors or security holders is an officer, director or Trustee of the Trust or adviser if, after the purchase of the securities of such issuer by the Trust, one or more of such officers, directors or Trustees owns beneficially more than 1/2 of 1% of the shares or securities or both of such issuer, and such officer, director and trustee owning more than 1/2 of 1% of such shares or securities, together own beneficially more than 5% of such shares or securities.



CONCENTRATION OF INVESTMENTS

The Fund will not purchase securities if as a result of such purchase more than 25% of the value of its total assets would be invested in any one industry. However, investing in bank instruments such as time and demand deposits and certificates of deposit, U.S. Treasury Bills or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements for Government securities, shall not be considered investments in any one industry.

The above limitations cannot be changed without shareholder approval.

For purposes of the above limitations, the Trust considers instruments issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Trust did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE

The Trust may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Trust will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, the Trust will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Trust may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

MONEY MARKET TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Money Market Trust, and principal occupations.

John F. Donahue@*

Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Trustee



Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice

President of the Company.



Thomas G. Bigley



15 Old Timber Trail



Pittsburgh, PA

Birthdate: February 3, 1934

Trustee



Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.

Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North

Naples, FL
Birthdate: June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or

Trustee of the Funds.

William J. Copeland

One PNC Plaza - 23rd Floor
Pittsburgh, PA

Birthdate: July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

James E. Dowd

571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Trustee



Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*

3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center--Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly,
Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@

Miller, Ament, Henny & Kochuba
205 Ross Street

Pittsburgh, PA

Birthdate: June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western

Region; Director or Trustee of the Funds.

Peter E. Madden

One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of
Massachusetts; formerly, President, State Street Bank and Trust
Company and State Street Boston Corporation; Director or Trustee of the Funds.

Gregor F. Meyer

203 Kensington Ct.
Pittsburgh, PA

Birthdate: October 6, 1926

Trustee



Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Retired from the law firm of Miller, Ament, Henny & Kochuba; Director or Trustee of

the Funds.



John E. Murray, Jr., J.D., S.J.D.

President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Trustee



President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.



Wesley W. Posvar

1202 Cathedral of Learning
University of Pittsburgh

Pittsburgh, PA

Birthdate: September 14, 1925

Trustee



Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts

4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Trustee



Public Relations/Marketing/Conference Planning; Director or Trustee of the
Funds.



Glen R. Johnson

Federated Investors Tower
Pittsburgh, PA

Birthdate: May 2, 1929

President

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.

J. Christopher Donahue

Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

Edward C. Gonzales

Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle

Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary, and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher

Federated Investors Tower
Pittsburgh, PA

Birthdate: May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies:



111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc.
- 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.



SHARE OWNERSHIP

Officers and Trustees as a group own less than 1% of the Trust.     As
of September 7, 1997, the following shareholders of record owned 5% or more of the outstanding shares of the Trust: Fiduciary Trust Company International, New York, NY, owned approximately 65,388,800 shares (13.56%); and Compass Bank, Birmingham, AL, owned approximately
25,580,663 shares (5.31%).

TRUSTEE COMPENSATION

                       AGGREGATE

NAME,                COMPENSATION

POSITION WITH          FROM TOTAL                 COMPENSATION PAID
TRUST                    TRUST*#                 FROM FUND COMPLEX+




John F. Donahue,         $0                $-0- for the Trust and Chairman and
Trustee                                    56 other investment companies in the Fund Complex
Thomas G. Bigley         $1,452            $108,725 for the Trust and
Trustee                                    56 other investment companies in the Fund Complex
John T. Conroy           $1,597            $119,615 for the Trust and
Trustee                                    56 other investment companies in the Fund Complex
William J. Copeland      $1,597            $119,615 for the Trust and
Trustee                                    56 other investment companies in the Fund Complex
James E. Dowd            $1,597            $119,615 for the Trust and
Trustee                                    56 other investment companies in the Fund Complex
Lawrence D. Ellis, M.D.  $1,452            $108,725 for the Trust and
Trustee                                    56 other investment companies in the Fund Complex
Edward L. Flaherty, Jr.  $1,597            $119,615 for the Trust and
Trustee                                    56 other investment companies in the Fund Complex
Peter E. Madden          $1,452            $108,725 for the Trust and
Trustee                                    56 other investment companies in the Fund Complex
Gregor F. Meyer          $1,452            $108,725 for the Trust and
Trustee                                    56 other investment companies in the Fund Complex
John E. Murray, Jr.      $1,452            $108,725 for the Trust and
Trustee                                    56 other investment companies in the Fund Complex
Wesley W. Posvar         $1,452            $108,725 for the Trust and
Trustee                                    56 other investment companies in the Fund Complex
Marjorie P. Smuts        $1,452            $108,525 for the Trust and
Trustee                                    56 other investment companies in the Fund Complex


* Information is furnished for the fiscal year ended July 31, 1997.

# The aggregate compensation is provided for the Trust which is comprised of one portfolio.



+ The information is provided for the last calendar year.



TRUSTEE LIABILITY

The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER

The Trust's investment adviser is Federated Research. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.

The adviser shall not be liable to the Trust or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES



For its advisory services, Federated Research receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended July 31, 1997, 1996, and 1995, the adviser earned
$2,020,387, $1,925,061, and $2,213,807, respectively, of which
$662,649, $666,410, and $803,723, respectively, were waived.

BROKERAGE TRANSACTIONS



When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Trust or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Trust and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Although investment decisions for the Trust are made independently from those of the other accounts managed by the adviser, investments of the type the Trust may make may also be made by those other accounts. When the Trust and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Trust or the size of the position obtained or disposed of by the Trust. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Trust.

OTHER SERVICES

TRUST ADMINISTRATION



Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Trust for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services served as the Trust's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Trust's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended July 31, 1997, 1996, and 1995, the Administrators earned $381,501, $364,005, and $418,963,
respectively.      CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Trust. Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Trust's portfolio investments. The fee paid for this service is based upon the level of the Trust's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the number of shareholder accounts.

INDEPENDENT AUDITORS

The independent auditors for the Trust are Deloitte & Touche LLP,
Pittsburgh, Pennsylvania.



SHAREHOLDER SERVICES

This arrangement permits the payment of fees to Federated Shareholder Services to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include but are not limited to providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Shareholder Services Agreement, the Trustees expect that the Trust will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal period ended July 31, 1997, the Trust paid shareholder service fees in the amount of $1,262,741 of which $1,010,193 were waived.



DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Trust computed by dividing the annualized daily income on the Trust's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the
opposite may be true.     The Trust's use of the amortized cost method
of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Trust's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
     REDEMPTION IN KIND

The Trust is obligated to redeem shares solely in cash up to $250,000 or 1% of the Trust's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Trust determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

THE TRUST'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Trust must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.

PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Trust, the performance will be reduced for those shareholders paying those fees.

YIELD

The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
The Trust's yield for the seven-day period ended July 31, 1997, was
5.23%.      EFFECTIVE YIELD     The effective yield is calculated by
compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result. The Trust's effective yield for the
seven-day period ended July 31, 1997, was 5.37%.      TOTAL RETURN

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming
the monthly reinvestment of all dividends and distributions.     The
Trust's average annual total returns for the one- five- and ten- year period ended July 31, 1997 were 5.19%, 4.42% and 5.78%, respectively.
     PERFORMANCE COMPARISONS

Investors may use financial publications and/or indices to obtain a more complete view of the Trust's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Trust uses in advertising may include:

   * Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.



   * IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.



   * Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

   * Salomon 30-Day CD Index compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Trust's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Trust can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION



Advertising and sales literature for the Trust may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by portfolio managers and their views and analysis on how such developments could affect the funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company
Institute.      ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
    In the money market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1996, Federated Investors managed more than $50.3 billion in assets across 50 money market funds, including 18 government, 11 prime and 21 municipal with assets approximating $28.0 billion, $12.8 billion and $9.5 billion, respectively.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high-yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the
more than 6,000 funds available.*      Federated Investors, through
its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.



BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.



BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES



Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.



* Source: Investment Company Institute

PART C.   OTHER INFORMATION.

Item 24.    Financial Statements and Exhibits:

            (a)   Financial Statements (filed in Part A)
            (b)   Exhibits:

            (1)  Conformed copy of Declaration of Trust of the Registrant; (14)
            (2)  (i)  Copy of By-Laws of the Registrant; (14)

                 (ii) Copy of Amendment to By-Laws of Registrant; (14)
            (3)  Not applicable;
            (4)  Copy of Specimen Certificate for Shares of Beneficial Interest

                 of the Registrant; (14)

            (5) Conformed copy of Investment Advisory Contract of the Registrant; (14)

            (6)  (i)Conformed copy of Distributor's Agreement; (13)

                              (ii)     The Registrant hereby
                                       incorporates the
                                       conformed copy of the
                                       specimen Mutual Funds
                                       Sales and Service
                                       Agreement; Mutual Funds
                                       Service Agreement, and
                                       Plan Trustee/Mutual Funds
                                       Service Agreement from
                                       Item 24(b)6 of the Cash
                                       Trust Series II
                                       Registration Statement on
                                       Form N-1A, filed with the
                                       Commission on July 24,
                                       1995. (File Nos. 33-38550
                                       and 811-6269).

                      (7)     Not applicable;

                      (8) Conformed copy of Custodian Agreement of the Registrant; (13)

                      (9) Conformed copy of Agreement for Fund Accounting Services, Shareholder
                              Recordkeeping, and Custody
                              Services Procurement; (13) (ii)
                              The responses described in Item
                              24(b)6 are hereby incorporated by
                              reference.

                     (10)     Not applicable;

                     (11)     Conformed copy of Consent of Independent
                              Auditors; +

                     (12)     Not Applicable;
                     (13)     Conformed Copy of Initial Capital

                              Understanding;(14)

                     (14)     Not applicable;
                     (15)     Not applicable;

                     (16) Schedule for Computation of Fund Performance\ Yield Calculation; (14)

                     (17)     Copy of Financial Data Schedule; +

                     (18)     Not applicable;

                     (19)     Conformed copy of Power of Attorney; +

Item 25.    Persons Controlled by or Under Common Control with Registrant
            None

+        All exhibits have been filed electronically.

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed September 29, 1995.

         (File No. 2-62285)

14.      Response is incorporated by reference to Registrant's Post-Effective
Amendment No. 39 on Form N-1A filed September 26, 1996.   (File No. 2-62285)

Item 26.          Number of Holders of Securities:

                                                   Number of Record Holders

                  TITLE OF CLASS                   AS OF SEPTEMBER 7, 1997
                  --------------                   ------------------------

                  Shares of beneficial interest             2,155
                  (no par value)

Item 27.          Indemnification:  (2.)

Item 28.      Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "Trust Information - Management of the Trust" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Money Market Trust Management - Officers and Trustees." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

              The remaining Officers of the investment adviser are:

              Executive Vice Presidents:            William D. Dawson, III

                           Henry A. Frantzen

                           J. Thomas Madden

              Senior Vice Presidents:               Peter R. Anderson
                                                    Drew J. Collins
                                                    Jonathan C. Conley
                                                    Deborah A. Cunningham
                                                    Mark E. Durbiano
                                                    J. Alan Minteer
                                                    Susan M. Nason
                                                    Mary Jo Ochson
              Vice Presidents:                      J. Scott Albrecht
                                                    Joseph M. Balestrino
                                                    Randall S. Bauer
                                                    David F. Belton
                                                    David A. Briggs
                                                    Kenneth J. Cody
                                                    Alexandre de Bethmann
                                                    Michael P. Donnelly
                                                    Linda A. Duessel
                                                    Donald T. Ellenberger
                                                    Kathleen M. Foody-Malus
                                                    Thomas M. Franks
                                                    Edward C. Gonzales
                                                    James E. Grefenstette
                                                    Susan R. Hill
                                                    Stephen A. Keen
                                                    Robert K. Kinsey
                                                    Robert M. Kowit
                                                    Jeff A. Kozemchak
                                                    Marian R. Marinack
                                                    Sandra L. McInerney
                                                    Robert J. Ostrowski
                                                    Charles A. Ritter
                                                    Scott B. Schermerhorn
                                                    Frank Semack

         2.       Response is incorporated by reference to Registrant's Post

                  Effective Amendment No. 4 on Form N-1 filed November 20, 1980. (File No. 2-62285)

                             Aash M. Shah

                           William F. Stotz

                           Tracy P. Stouffer

                           Edward J. Tiedge

                           Paige M. Wilhelm

                          Jolanta M. Wysocka

              Assistant Vice Presidents:            Todd A. Abraham
                                                    Stefanie L. Bachhuber
                                                    Arthur J. Barry
                                                    Micheal W. Casey
                                                    Robert E. Cauley
                                                    Donna M. Fabiano
                                                    John T. Gentry
                                                    William R. Jamison
                                                    Constantine Kartsonsas
                                                    Robert M. Marsh
                                                    Joseph M. Natoli
                                                    Keith J. Sabol
                                                    Michael W. Sirianni
                                                    Gregg S. Tenser
              Secretary:                            Stephen A. Keen
              Treasurer:                            Thomas R. Donahue
              Assistant Secretaries:                Thomas R. Donahue

                           Richard B. Fisher

                                                    Christine I. McGonigle

              Assistant Treasurer:                  Richard B. Fisher

              The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

Item 29.   Principal Underwriters:

         (a)Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

         Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term

         Trust, Inc.- 1999.


                  (b)


              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices

 BUSINESS ADDRESS                             WITH UNDERWRITER                          WITH REGISTRANT

Richard B. Fisher                          Director, Chairman, Chief                        Vice President
Federated Investors Tower                  Executive Officer, Chief

Pittsburgh, PA 15222-3779                  Operating Officer, Asst.
                                           Secretary and Asst.
                                           Treasurer, Federated
                                           Securities Corp.

Edward C. Gonzales                         Director, Executive Vice                         Executive Vice
Federated Investors Tower                  President, Federated,                            President

Pittsburgh, PA 15222-3779                  Securities Corp.

Thomas R. Donahue                          Director, Assistant Secretary
Federated Investors Tower                  and Assistant Treasurer
Pittsburgh, PA 15222-3779                  Federated Securities Corp

John B. Fisher                             President-Institutional Sales,                         --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer,                               --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Byron F. Bowman                            Vice President, Secretary,                             --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779


Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Richard C. Gonzales                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Brian G. Kelly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

J. Michael Miller                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Robert D. Oehlschlager                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Richard Suder                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779


John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.

Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                  --

Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt                            Assistant Secretary,                                   --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779


(c)               Not Applicable

Item 30.          Location of Accounts and Records:

                  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                     Federated Investors Tower

                       Pittsburgh, PA 15222-3779

Federated Shareholder Services Company         P.O. Box 8600
("Transfer Agent and Dividend                  Boston, MA
Federated Services Company                     02266-8600

Disbursing Agent)

Federated Services Company                     Federated Investors Tower
("Administrator")                              Pittsburgh, PA 15222-3779

Federated Research                             Federated Investors Tower
("Adviser")                                    Pittsburgh, PA 15222-3779

         State Street Bank and Trust Company         P.O. Box 8600
        ("Custodian")                                Boston, MA

02266-8600

Item 31.          Management Services:  Not applicable.

Item 32.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                              SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MONEY MARKET TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 19th day of September, 1997.

                          MONEY MARKET TRUST

                 BY: /s/ J. Crilley Kelly
                 J. Crilley Kelly, Assistant Secretary
                 Attorney in Fact for John F. Donahue

                 September 19, 1997

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                           TITLE                              DATE

By:   /s/J. Crilley Kelly

      J. Crilley Kelly            Attorney In Fact          September 19, 1997
      ASSISTANT SECRETARY         For the Persons

                                  Listed Below

      NAME                           TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Glen R. Johnson*                  President

Edward C. Gonzales*               Executive Vice President

John W. McGonigle*                Executive Vice President, Secretary
                                  and Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

William J. Copeland*              Trustee

James E. Dowd*                    Trustee

Lawrence D. Ellis, M.D.*          Trustee

Edward L. Flaherty, Jr.*          Trustee

Peter E. Madden*                  Trustee

Gregor F. Meyer*                  Trustee

John E. Murray, Jr.*              Trustee

Wesley W. Posvar*                 Trustee

Marjorie P. Smuts*                Trustee

* By Power of Attorney